Share-based payment arrangements - Expenses recognized in profit or loss (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long term incentive plan 2016, 2017, 2018, 2019, 2020 And transaction based incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Provisions (benefit) for employee benefits	$ 3.9	$ 9.2	$ 1.3